LOSS BEFORE TAX (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of loss profit before tax [Abstract]
Depreciation on capitalised Intangible projects	$ 249,000	$ 204,000	$ 0
Deprecation for discontinued operations	0	0	1,000
Amortisation for discontinued operations	$ 0	$ 0	$ 1,000